PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 185,321	$ 182,519
Accumulated depreciation	108,737	105,347
Depreciated cost	76,584	77,172
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92,217	91,908
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,641	54,388
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,326	28,212
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,890	3,796
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	237	205
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,010	$ 4,010